April 27, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 0510
Washington, D.C. 20549-0404

Attention:   Mr. Matt Franker

Re:     Interpool, Inc.

Ladies and Gentlemen:

           On behalf of our client Interpool, Inc. (the “Company”) we transmit herewith for filing with the Securities and Exchange Commission the Company’s first amendment to its Preliminary Proxy Statement and a letter responding to the staff’s comment letter of February 24, 2005.

           Should you have any questions with regard to these filings, please call the undersigned at (212) 806-5509. In addition please direct any additional comments to James F. Walsh at Interpool, Inc., 211 College Road East, Princeton, New Jersey 08540, fax no. (609) 951-0362, with a copy to my attention at Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, fax no. (212) 806-6006. Thank you.

Very truly yours, /s/ Jeffrey S. Lowenthal Jeffrey S. Lowenthal

Encls.

cc:	James F. Walsh Arthur Burns, Esq. Kathleen Francis, Esq.